Inventories (Details) - Schedule of inventory reserve - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Inventory Reserve Abstract
Balance at beginning of year	¥ 10,792	¥ 13,393	¥ 5,962
Additional charge (written off), net	407	(2,467)	7,589
Foreign currency translation difference	(885)	(134)	(158)
Balance at the end of year	¥ 10,314	¥ 10,792	¥ 13,393